PREFERRED SHARES (Details)	12 Months Ended	0 Months Ended
	Dec. 31, 2010 CNY	Sep. 23, 2005 Series A Preferred Shares	Sep. 23, 2005 Series A Preferred Shares PS-A Tranche I USD ($)	Sep. 23, 2005 Series A Preferred Shares PS-A Tranche II USD ($)	Sep. 21, 2007 Series A Preferred Shares PS-A Tranche III USD ($)	Jul. 07, 2009 Series B Preferred Shares	Apr. 20, 2007 Series B Preferred Shares	Apr. 20, 2007 Series B Preferred Shares PS-B Tranche I USD ($)	Apr. 20, 2007 Series B Preferred Shares PS-B Tranche II USD ($)	Dec. 29, 2009 Series C Preferred Shares	Dec. 29, 2009 Series C Preferred Shares PS-C Tranche I USD ($)	Dec. 29, 2009 Series C Preferred Shares PS-C Tranche II USD ($)	Dec. 29, 2009 Series C Preferred Shares PS-C Tranche III USD ($)
Preferred shares
Shares issued		65,384,615	46,153,846	19,230,769	7,692,306		80,765,142	73,005,789	7,759,353	44,780,836	20,512,821	11,831,308	12,436,707
Number of shares that can be purchased from exercise of detachable warrants			7,692,306
Gross cash proceeds from issuance of shares	34,586,000		$ 6,000,000	$ 2,500,000				$ 28,500,000			$ 8,000,000		$ 3,000,000
Deemed proceeds from issuance of shares					$ 1,075,000				$ 3,029,096			$ 3,605,000
Shares repurchased						1,000,000